Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and borrowings
Schedule of loans and borrowings

The loans and borrowings rollforward are summarized as follows:

	Nominal interest rate	Year of maturity	December 31, 2024	Proceeds from loans and borrowings	Payments related to loans and borrowings	Interest paid	Interest expenses	Exchange rate changes	Translation to presentation currency	December 31, 2025
In US$
Advance on foreign exchange contract	5.15% to 6.31%	2025 to 2026	10,297	24,722	(9,926)	(568)	982	(1,034)	1,238	25,711
Export credit note	SOFR + 2.33%	2026	16,746	-	(7,541)	(1,010)	877	(1,885)	1,933	9,120
Working capital loan	SOFR + 2.60% to 5.02%	2026 to 2028	76,497	-	(21,055)	(4,853)	4,704	-	6	55,299
			103,540	24,722	(38,522)	(6,431)	6,563	(2,919)	3,177	90,130
In R$
Export credit note	CDI + 1.75%	2026 to 2028	35,195	-	(6,878)	(5,446)	5,355	-	4,272	32,498
			35,195	-	(6,878)	(5,446)	5,355	-	4,272	32,498
Total			138,735	24,722	(45,400)	(11,877)	11,918	(2,919)	7,449	122,628

Current			46,227							66,443
Non-current			92,508							56,185

	Nominal interest rate	Year of maturity	December 31, 2023	Proceeds from loans and borrowings	Payments related to loans and borrowings	Interest paid	Interest expenses	Exchange rate changes	Translation to presentation currency	December 31, 2024
In US$
Advance on foreign exchange contract	6.31%	2025	-	9,818	-	-	301	1,325	(1,147)	10,297
Export credit note	SOFR + 2.33%	2026	22,855	-	(5,909)	(1,631)	1,544	4,824	(4,937)	16,746
Working capital loan	SOFR + 2.79% to 5.02%	2026 to 2028	78,648	10,000	(12,142)	(6,274)	6,253	-	12	76,497
			101,503	19,818	(18,051)	(7,905)	8,098	6,149	(6,072)	103,540
In R$
Export credit note	CDI + 1.75%	2026 to 2028	48,759	-	(3,943)	(4,494)	5,137	-	(10,264)	35,195
			48,759	-	(3,943)	(4,494)	5,137	-	(10,264)	35,195
Total			150,262	19,818	(21,994)	(12,399)	13,235	6,149	(16,336)	138,735

Current			23,283							46,227
Non-current			126,979							92,508

Schedule Restrictive clauses denominated covenants in loans and financing agreements

As of December 31, 2025, the Group has restrictive financial clauses, denominated covenants, in certain of its loans and financing agreements, as summarized below:

Restrictive clause related to:	Measurement frequency	Indicators	Required	Result
Export credit note	Annual	Net debt(a)/ EBITDA(b)	Less than or equal to 3.0X	In compliance
Working capital	Annual	Net debt(a)/ EBITDA(b)	Less than or equal to 3.0X	In compliance

(a)	Net debt means total loans, less cash and cash equivalents.
(b)	EBITDA means earnings before interest, tax, depreciation and amortization, where interest refers to net finance costs.